Goodwill and other intangible assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year	¥ 10,852	¥ 43,456
Amortizable intangible assets acquired	250,949
Amortization of intangible assets	204,090	187,393	189,678
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2012	204,187
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2013	159,294
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2014	125,546
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2015	90,710
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2016	41,488
Unamortizable intangible assets acquired	259
Software for telecommunications network
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	104,669
Weighted Average Amortization Period	5.0
Internal-use software
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired	98,825
Weighted Average Amortization Period	4.8
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted Average Amortization Period	5.0
Oak Lawn Marketing, Inc
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year		40,030
Percentage of Ownership Interests associated with acquisition		51.00%
PacketVideo Corporation
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the year	¥ 10,852
Percentage of Ownership Interests associated with acquisition	65.00%